Derivative Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Derivative Financial Instruments

Note 4. Derivative Financial Instruments

Our risk management program is intended to reduce our exposure to commodity prices and interest rates and to assist with stabilizing cash flows. Accordingly, we utilize derivative financial instruments to manage our exposure to commodity price fluctuations and fluctuations in location differences between published index prices and the NYMEX futures prices. Our policies do not permit the use of derivatives for speculative purposes.

We have elected not to designate any of our positions as cash flow hedges for accounting purposes and, accordingly, recorded the net change in the mark-to-market valuation of these derivative contracts as “Unrealized gains on derivatives, net” in our unaudited condensed consolidated statements of operations. Pursuant to the accounting standard that permits netting of assets and liabilities where the right of offset exists, we present the fair value of derivative financial instruments on a net basis.

As of June 30, 2012, we had the following oil derivative open positions:

Period Covered	Weighted Average Fixed Price	Weighted Average Floor Price	Weighted Average Ceiling Price	Total Bbls Hedged
Swaps — July 2012 through December 2012	$101.85			222,000
Collars — July 2012 through December 2012		$100.00	$117.00	36,000
Swaps — 2013	$100.30			408,000
Collars — 2013		$100.00	$111.00	72,000
Swaps — 2014	$97.87			240,000

The fair value and location of our derivatives in our condensed consolidated balance sheets was as follows:

	Asset Derivatives		Liability Derivatives
	June 30, 2012	December 31, 2011	June 30, 2012	December 31, 2011
Derivative financial instruments — current asset	$6,941	$1,028	$—	$—
Derivative financial instruments — long term asset	5,332	1,505	—	—
Derivative financial instruments — current liability	—	—	—	—
Derivative financial instruments — long term liability	—	—	—	—

	$12,273	$2,533	$—	$—

The following table presents the impact of derivative financial instruments and their location within the unaudited condensed consolidated statements of operations:

	Six Months Ended June 30,
	2012	2011
Realized gain (loss) on derivatives, net	$769	$(715)
Unrealized gain (loss) on derivatives, net	9,741	1,046

	$10,510	$331

Note 3. Derivative Financial Instruments

Our risk management program is intended to reduce our exposure to commodity prices and interest rates and to assist with stabilizing cash flows. Accordingly, we utilize derivative financial instruments to manage our exposure to commodity price fluctuations and fluctuations in location differences between published index prices and the NYMEX futures prices.

At December 31, 2011 and 2010 our open positions consisted of crude oil price collar contracts and crude oil price swap contracts. Under commodity swap agreements, we exchange a stream of payments over time according to specified terms with another counterparty. In a typical commodity swap agreement, we agree to pay an adjustable or floating price tied to an agreed upon index for the oil commodity and in return receive a fixed price based on notional quantities. A collar is a combination of a put purchased by a party and a call option sold by the same party. In a typical collar transaction, if the floating price based on a market index is below the floor price, we receive from the counterparty an amount equal to this difference multiplied by the specified volume. If the floating price exceeds the floor price and is less than the ceiling price, no payment is required by either party. If the floating price exceeds the ceiling price, we must pay the counterparty an amount equal to the difference multiplied by the specific quantity.

We have elected not to designate any of our positions as cash flow hedges for accounting purposes and, accordingly, recorded the net change in the mark-to-market valuation of these derivative contracts in the statement of operations. Pursuant to the accounting standard that permits netting of assets and liabilities where the right of offset exists, we present the fair value of derivative financial instruments on a net basis.

At December 31, 2011 we had the following commodity derivative open positions:

Months Outstanding	Settlement Price	Floor	Ceiling	Instrument Type	Total Barrels	NYMEX Index
Jan-Dec 2012	$104.28			Swap	72,000	WTI
Jan-Dec 2012	$100.00			Swap	96,000	WTI
Jan-Dec 2012	$99.95			Swap	60,000	WTI
Jan-Dec 2012	$100.97			Swap	120,000	WTI
Jan-Dec 2012		$100.00	$117.00	Collar	72,000	WTI
Jan-Dec 2013	$96.00			Swap	96,000	WTI
Jan-Dec 2013	$105.80			Swap	72,000	WTI
Jan-Dec 2013		$100.00	$111.00	Collar	72,000	WTI

At December 31, 2011, we recorded the estimated fair value of the derivative contracts as $1.5 million as a long-term asset and $1.0 million as a short-term asset.

At December 31, 2010 we had the following commodity derivative open positions:

Months Outstanding	Settlement Price	Floor	Ceiling	Instrument Type	Total Barrels	NYMEX Index
Jan 2011-Dec 2011	$83.25			Swap	18,000	WTI
Jan 2011-Dec 2011	$86.75			Swap	12,000	WTI
Jan 2011-Dec 2011	$85.30			Swap	12,000	WTI
Jan 2011-Dec 2011	$89.55			Swap	18,000	WTI

At December 31, 2010 we recorded the estimated fair value of $0.9 million for these derivative contracts as a current liability on the balance sheet.

Our oil derivative contracts expose us to credit risk in the event of nonperformance by counterparties. While we do not require our counterparties to our derivative contracts to post collateral, it is our policy to enter into derivative contracts only with counterparties that are major, creditworthy financial institutions deemed by management as competent and competitive market makers. We evaluate the credit standing of such counterparties by reviewing their credit rating. The counterparties to our derivative contracts currently in place are lenders under our credit facility and have investment grade ratings.

During the 4th quarter ending December 31, 2011 we unwound certain crude oil swaps prior to our IPO. The swap price of these contracts was significantly below the rest of our hedging contracts and we felt it was prudent to unwind and pay those off and replace them with swaps at a higher price prior to our IPO. This resulted in a charge to us of approximately $1.5 million which reduced net income for both the quarter and year ending December 31, 2011. This is reflected in our Consolidated Statements of Operations — Realized loss on derivatives, net.

Through December 20, 2011, one of officers was entitled to, or responsible for, as applicable, 10% of the receivable or payable, respectively, on the monthly settlement from or to, as applicable, the derivative counterparty.